PARENT COMPANY INFORMATION - Maturities of bonds (Details) - COP ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of parent company information
Scheduled maturities of bonds	$ 28,362,221	$ 32,257,932
Parent [member]
Disclosure of parent company information
Scheduled maturities of bonds	1,138,613	$ 1,132,568
Parent [member] | Not later than one year [member]
Disclosure of parent company information
Scheduled maturities of bonds	14,093
Parent [member] | Later than one year and not later than two years [member]
Disclosure of parent company information
Scheduled maturities of bonds	224,520
Parent [member] | Later than two years [member]
Disclosure of parent company information
Scheduled maturities of bonds	$ 900,000